CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares
Deferred revenue	¥ 114,396	$ 17,582	¥ 109,484
Accounts payable	23,414	3,598	26,738
Accrued and other liabilities	418,998	64,399	372,821
Income taxes payable	202,314	31,095	321,297
Amounts due to related parties	3,430	527	7,662
Deferred tax liabilities | ¥	23,183		23,172
Long-term borrowings	39,205	6,026	0
Consideration payable for acquisitions	6,766	1,040	0
Other non-current liabilities	¥ 2,938	$ 452	¥ 0
Preferred shares, par value (in dollars per share) | $ / shares		$ 0.003		$ 0.003
Preferred shares, shares authorized | shares	1,666,667	1,666,667	1,666,667	1,666,667
Preferred shares, shares issued | shares	0	0	0	0
Preferred shares, shares outstanding | shares	0	0	0	0
Common Class A [Member]
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.003		$ 0.003
Ordinary shares, shares authorized | shares	66,666,667	66,666,667	66,666,667	66,666,667
Ordinary shares, shares issued | shares	34,206,939	34,206,939	33,990,680	33,990,680
Ordinary shares, shares outstanding | shares	34,206,939	34,206,939	33,990,680	33,990,680
Common Class C [Member]
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.003		$ 0.003
Ordinary shares, shares authorized | shares	8,333,333	8,333,333	8,333,333	8,333,333
Ordinary shares, shares issued | shares	4,708,415	4,708,415	4,708,415	4,708,415
Ordinary shares, shares outstanding | shares	4,708,415	4,708,415	4,708,415	4,708,415
Variable Interest Entity Primary Beneficiary [Member]
Deferred revenue | ¥	¥ 109,878		¥ 99,298
Accounts payable | ¥	19,809		16,009
Accrued and other liabilities | ¥	219,009		200,230
Income taxes payable | ¥	201,810		198,176
Amounts due to related parties | ¥	3,430		7,662
Deferred tax liabilities | ¥	23,183		23,172
Long-term borrowings	0		0
Consideration payable for acquisitions | ¥	0		0
Other non-current liabilities | ¥	¥ 0		¥ 0